CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 3,778	$ 1,484
Restricted cash		362
Trade receivables (net of allowance for doubtful accounts of $ 15 at December 31, 2012 and December 31, 2011)	3,671	1,988
Other accounts receivable and prepaid expenses	323	158
Total current assets	7,772	3,992
LONG-TERM ASSETS:
Severance pay fund	2,880	2,684
Property and equipment, net	423	380
Intangible assets, net	1,870	2,854
Goodwill	13,094	13,011
Other assets	93	72
Total long-term assets	18,360	19,001
Total assets	26,132	22,993
CURRENT LIABILITIES:
Current maturities of long-term convertible debt		835
Current maturities of long-term debt		115
Trade payables	316	452
Deferred revenues	4,759	5,197
Employees and payroll accruals	2,589	2,151
Accrued expenses and other current liabilities	1,220	2,133
Payment obligation	1,934
Total current liabilities	10,818	10,883
LONG-TERM LIABILITIES:
Payment obligation		1,669
Other long-term liabilities	145	740
Long term deferred revenue	888	536
Liabilities presented at fair value	730	510
Accrued severance pay	3,989	3,467
Total long-term liabilities	5,752	6,922
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - ordinary shares of NIS 0.4 par value - Authorized: 32,500,000 shares at December 31, 2012 and 2011; Issued and outstanding: 10,919,930 and 9,987,777 shares at December 31, 2012 and 2011, respectively	1,270	1,146
Additional paid-in capital	110,318	107,572
Accumulated other comprehensive loss	(672)	(690)
Accumulated deficit	(101,354)	(102,840)
Total shareholders' equity	9,562	5,188
Total liabilities and shareholders' equity	$ 26,132	$ 22,993